Commitments (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Lease term	4 years
Rental expense	$ 3,921,672	$ 1,895,443	$ 230,520